Document And Entity Information	12 Months Ended
Jul. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	HEXO CORP.
Entity Central Index Key	0001690947
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	152,645,946
Document Type	40-F
Document Period End Date	Jul. 31, 2021
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Trading Symbol	HEXO
Security Exchange Name	NASDAQ
Title of 12(g) Security	Common Shares, no par value
Entity File Number	001-38781
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	120 Chemin de la Rive
Entity Address, City or Town	Gatineau
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	J8M 1V2
City Area Code	844
Local Phone Number	406-1852
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	Street N.W
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3100